Non-controlling interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Non-controlling interests
Carrying amount of noncontrolling interests	€ 0	€ (193)		€ (95)
Profit/(loss)	€ (31,841)	(46,246)	€ (21,986)
Centogene GmbH, Vienna
Non-controlling interests
Additional percentage ownership in subsidiary acquired	10.00%
Net assets/(liabilities)		(528)	(522)
Carrying amount of noncontrolling interests		(53)	(52)
Profit/(loss)		(6)	(1)
Profit/(loss) allocated to noncontrolling interests		(1)
Dr. Bauer Laboratoriums GmbH
Non-controlling interests
Net assets/(liabilities)		245	148
Revenue		109,015	55,596
Profit/(loss)		98	122
Profit/(loss) allocated to noncontrolling interests		€ 98	€ 122